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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2001

               (Please read instructions before preparing form.)

If amended report check here [ ]

GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager                                       *
                                                                               1
909 MONTGOMERY STREET, SUITE 500    SAN FRANCISCO        CA           94133    *
-------------------------------------------------------------------------------2
Business Address         (Street)      (City)          (State)        (Zip)

GAIL P. SENECA                     415-486-6725             PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 15 day
                             -------------              ----------        --
of OCTOBER, 2001.
   -------  ----

                                           GENESIS CAPITAL MANAGEMENT L.P.
                                          ---------------------------------
                                      (Name of Institutional Investment Manager)

                                           /s/ Gail P. Seneca
                                          ---------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                                    *                                                         *
Name:                                  13F File No.:3   Name:                                    13F File No.:3

1.                                                      6.
------------------------------------   --------------   --------------------------------------   --------------
2.                                                      7.
------------------------------------   --------------   --------------------------------------   --------------
3.                                                      8.
------------------------------------   --------------   --------------------------------------   --------------
4.                                                      9.
------------------------------------   --------------   --------------------------------------   --------------
5.                                                      10.
------------------------------------   --------------   --------------------------------------   --------------
                                                                                                SEC 1685 (5/91)

Seneca Capital Management LLC
FORM 13F
Gen Cap
June 30, 2001


                                                                                             Voting Authority
                                 Title                                                       ----------------
                                  of               Value     Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                   class    CUSIP   (x$1000)  Prn Amt    Prn   Call   Dscretn  Managers             Sole  Shared  None
------------------------------   -----  ---------  -------  --------   ---   ----   -------  --------             ----  ------  ----
Allergan Inc                     COM    018490102    5919     89280    SH           Defined                            89280
Altera Corp                      COM    021441100    3333    203510    SH           Defined                           203510
Amer Std Cos Inc                 COM    029712106    5380     97820    SH           Defined                            97820
American Eagle Outfitters        COM    02553E106    3268    164200    SH           Defined                           164200
American International Group I   COM    026874107    1425     18270    SH           Defined                            18270
AmerisourceBergen Corporation    COM    03073E105    2845     40100    SH           Defined                            40100
Analog Devices Inc Corp          COM    032654105     560     17140    SH           Defined                            17140
Applied Micro Circuits Corp      COM    03822W109     897    128360    SH           Defined                           128360
Baxter International Inc         COM    071813109     973     17680    SH           Defined                            17680
Broadcom Corp-Cl A               COM    111320107    3060    150760    SH           Defined                           150760
Cadence Design Systems Inc       COM    127387108    3392    203700    SH           Defined                           203700
Capital One Financial Corp       COM    14040H105    5656    122880    SH           Defined                           122880
Cendant Corp                     COM    151313103    2273    177540    SH           Defined                           177540
Charter One Fin Inc              COM    160903100    5294    187593    SH           Defined                           187593
Citigroup Inc                    COM    172967101    1065     26284    SH           Defined                            26284
Citrix Systems Inc               COM    177376100    2598    131230    SH           Defined                           131230
Clear Channels Communications    COM    184502102     857     21570    SH           Defined                            21570
Coca Cola Co                     COM    191216100    1214     25910    SH           Defined                            25910
Colgate-Palmolive Co             COM    194162103    1275     21880    SH           Defined                            21880
Comcast Corp Special Cl A        COM    200300200    1359     37900    SH           Defined                            37900
Dell Computer Corp               COM    247025109     888     47920    SH           Defined                            47920
Dow Chemical Co                  COM    260543103     952     29050    SH           Defined                            29050
Echostar Communications Corp N   COM    278762109    6119    262960    SH           Defined                           262960
Electronic Arts Inc              COM    285512109    5277    115550    SH           Defined                           115550
Emulex Corp                      COM    292475209    1695    178230    SH           Defined                           178230

Exxon Mobil Corp                 COM    30231G102    1191     30220    SH           Defined                            30220
Fairchild Semicon Intl CL A      COM    303726103    1577     98259    SH           Defined                            98259
Federal Nat'l Mtge               COM    313586109    1293     16150    SH           Defined                            16150
First Data Corp                  COM    319963104     456      7830    SH           Defined                             7830
General Electric Co              COM    369604103     942     25320    SH           Defined                            25320
General Mills Inc                COM    370334104     846     18590    SH           Defined                            18590
Genzyme Corp General Division    COM    372917104    4716    103840    SH           Defined                           103840
HCA - The Healthcare Company     COM    404119109    1120     25270    SH           Defined                            25270
Halliburton Company              COM    406216101     732     32445    SH           Defined                            32445
Harley Davidson Inc              COM    412822108    4472    110420    SH           Defined                           110420
Healthsouth Corp                 COM    421924101    6262    385120    SH           Defined                           385120
Home Depot Inc                   COM    437076102    1349     35170    SH           Defined                            35170
IDEC Pharmaceuticals Corp        COM    449370105    4231     85350    SH           Defined                            85350
Intel Corp                       COM    458140100    1253     61300    SH           Defined                            61300
International Business Machine   COM    459200101    1080     11770    SH           Defined                            11770
Johnson & Johnson                COM    478160104    1263     22800    SH           Defined                            22800
Kinder Morgan Inc                COM    49455p101     515     10470    SH           Defined                            10470
King Pharmaceuticals             COM    495582108    3856     91910    SH           Defined                            91910
Kroger Co.                       COM    501044101     825     33480    SH           Defined                            33480
Laboratory Corp Of Amer Hldgs    COM    50540R409    8197    101390    SH           Defined                           101390
MGIC Investment Corp             COM    552848103    6712    102730    SH           Defined                           102730
McDonalds Corp                   COM    580135101    1230     45320    SH           Defined                            45320
Medtronic Inc                    COM    585055106     321      7370    SH           Defined                             7370
Micron Technolgy Inc             COM    595112103     651     34550    SH           Defined                            34550
Microsoft Corp                   COM    594918104    1229     24010    SH           Defined                            24010
Minnesota Minng & Mfg Co         COM    604059105    1317     13380    SH           Defined                            13380
NDS Group Plc-Spons ADR          COM    628891103    1376     67410    SH           Defined                            67410
NVIDIA Corporation               COM    67066g104    2826    102860    SH           Defined                           102860
New York Times Cl A              COM    650111107    4642    118930    SH           Defined                           118930
Nextel Partners Inc-Cl A         COM    65333F107    1548    230040    SH           Defined                           230040
Office Depot Inc                 COM    676220106    4142    304590    SH           Defined                           304590
Peoplesoft Inc                   COM    712713106     658     36490    SH           Defined                            36490
Peregrine Systems Inc            COM    71366Q101    2911    230450    SH           Defined                           230450
Pfizer Inc                       COM    717081103    1473     36740    SH           Defined                            36740
Procter & Gamble Co              COM    742718109     729     10010    SH           Defined                            10010

Qualcomm Inc                     COM    747525103     827     17390    SH           Defined                            17390
Reebok Intl Ltd                  COM    758110100    4221    203910    SH           Defined                           203910
Rite Aid                         COM    767754104    4005    518790    SH           Defined                           518790
SBC Communications Inc           COM    78387G103    1310     27810    SH           Defined                            27810
SPX Corp                         COM    784635104    5544     66870    SH           Defined                            66870
Santa Fe International Corp      COM    G7805C108    3361    158187    SH           Defined                           158187
Semtech Corp                     COM    816850101    3257    114770    SH           Defined                           114770
Shaw Group Inc                   COM    820280105    3233    114770    SH           Defined                           114770
St Jude Medical Inc              COM    790849103    3350     48940    SH           Defined                            48940
Stanley Works Inc.               COM    854616109    5905    161567    SH           Defined                           161567
Sun Microsystems Inc             COM    866810104     526     63620    SH           Defined                            63620
Tenet Healthcare Corporation     COM    88033G100    6401    107310    SH           Defined                           107310
Tiffany & Co                     COM    886547108    3526    162870    SH           Defined                           162870
Tricon Global Restaurants Inc    COM    895953107    4263    108690    SH           Defined                           108690
Tyco Int'l Ltd                   COM    902124106    1277     28070    SH           Defined                            28070
Valero Energy Corp               COM    91913Y100    3442     98050    SH           Defined                            98050
Verizon Communications           COM    92343V104    1113     20570    SH           Defined                            20570
Walmart Stores Inc               COM    931142103    1153     23300    SH           Defined                            23300
Washington Mutual Inc.           COM    939322103    1303     33850    SH           Defined                            33850
Weatherford International        COM    947074100    2195     86050    SH           Defined                            86050
Wells Fargo & Co                 COM    949746101    1309     29460    SH           Defined                            29460
REPORT SUMMARY                   81 DATA RECORDS   207036         0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED